Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 173
Ending balance	138	$ 173
Gross carrying amount [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	510	387
Addition	10	126
Disposals	(18)
Exchange difference	24	(3)
Ending balance	526	510
Accumulated depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(337)	(294)
Amortization	(49)	(46)
Disposals	18
Exchange difference	(20)	3
Ending balance	$ (388)	$ (337)